STOCKHOLDERS' EQUITY, Equity Incentive Plan (Q1) (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Option activity of directors and officers and employees [Abstract]
Non-vested (in shares)	183,114	142,814	142,814
Vested (in shares)	1,449,518	800,618	800,618
Forfeited (in shares)	(16,534)	(16,534)	(16,534)
Balance (in shares)	1,616,098	926,898	926,898
Share based compensation	$ 1,599,115
Option Activity [Abstract]
Beginning balance (in shares)	926,898
Granted (in shares)	689,200
Exercised (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	1,616,098	926,898	926,898
Weighted-Average Grant Date Fair Value Per Option [Abstract]
Beginning balance (in dollars per share)	$ 0.91
Granted (in dollars per share)	1.31
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	$ 1.08	$ 0.91	$ 0.91
2020 Plan [Member]
Equity Incentive Plan [Abstract]
Authorized (in shares)	1,616,098	926,898	926,898
Share limit (in shares)		2,100,000	2,100,000
Options granted expiration period			10 years
Assumptions [Abstract]
Expected forfeiture rate	0.00%
2020 Plan [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Share limit (in shares)	2,100,000
Options granted expiration period	10 years
Assumptions [Abstract]
Expected volatility	50.00%
Expected dividend yield	20.00%
Risk-free interest rate	1.50%
2020 Plan [Member] | Minimum [Member]
Assumptions [Abstract]
Expected volatility	40.00%
Expected dividend yield	10.00%
Risk-free interest rate	0.50%